Income Taxes (Reconciliation of Income Tax Expense) (Details) $ in Millions, $ in Millions			12 Months Ended
	Sep. 15, 2021 CAD ($)	Sep. 15, 2021 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)		Dec. 31, 2020 CAD ($)
Income tax expense reconciliation
Canadian statutory federal tax rate			15.00%	15.00%		15.00%
Income tax expense at the Canadian statutory federal tax rate			$ 1,014	$ 951		$ 678
Income tax expense resulting from:
Provincial and foreign taxes			657	617		414
Income tax adjustments due to rate enactments and tax law changes			0	0		(141)
Non-taxable portion of merger termination fee			0	(116)		0
Other			(26)	(9)		25
Income tax expense			1,645	1,443	[1]	976	[1]
Net cash payments for income taxes			1,288	759		353
Merger termination fee			$ 0	$ 886		$ 0
Kansas City Southern [Member]
Income tax expense resulting from:
Merger termination fee	$ 886	$ 700

[1]	In the first quarter of 2022, the Company changed its method of calculating market-related values of pension assets for its defined benefit plans using a retrospective approach. Comparative figures have been restated to conform to the change in methodology. See Note 2 – Change in accounting policy for additional information.